GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Geograhic Area [Line Items]
Number of operating segments	1
Revenue from sales to customers	$ 712	$ 9,277	$ 12,367
Long-lived assets	5,965	6,028
Israel [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers		32	212
Long-lived assets	4,227	4,384
Europe [Member]
Segment Reporting Geograhic Area [Line Items]
Revenue from sales to customers	712	9,245	$ 12,155
Unites States [Member]
Segment Reporting Geograhic Area [Line Items]
Long-lived assets	$ 1,738	$ 1,644
Revenue [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	100.00%	99.00%
Customer A [Member] | Revenue [Member]
Segment Reporting Geograhic Area [Line Items]
Sales to a single customer exceeding 10%	100.00%	99.00%	98.00%